Financial instruments (Tables)	12 Months Ended
Dec. 31, 2024
Financial instruments
Summary of financial instruments measured at fair value after initial recognition
December 31, 2023
$
Balance, beginning of year	601,715
Change in valuation of financing warrants (Note 10)	(445,216)
Share-based compensation expense on PSUs (Note 10)	(156,499)

Balance, end of year	-